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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08448

                          Pioneer Emerging Markets Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2008 through May 31, 2009


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


Pioneer Emerging
Markets Fund

--------------------------------------------------------------------------------
Semiannual Report | May 31, 2009
--------------------------------------------------------------------------------

Ticker Symbols:
Class A   PEMFX
Class B   PBEFX
Class C   PCEFX
Class R   PEMRX
Class Y   PYEFX

[LOGO] PIONEER
       Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                          2
Portfolio Management Discussion                4
Portfolio Summary                              8
Prices and Distributions                       9
Performance Update                            10
Comparing Ongoing Fund Expenses               15
Schedule of Investments                       17
Financial Statements                          26
Notes to Financial Statements                 35
Trustees, Officers and Service Providers      44


                Pioneer Emerging Markets Fund | Semiannual Report | 5/31/09    1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have been experiencing one of their most tumultuous periods in history. Investors have witnessed volatility of a magnitude that many have never before seen. Distance often provides the best vantage point for perspective. Still, we believe that the benefits of basic investment principles that have stood the test of time -- even in the midst of market turmoil -- cannot be underestimated.

First, invest for the long term. The founder of Pioneer Investments, Philip L. Carret, began his investment career during the 1920s. One lesson he learned is that while great prosperity affords an advantageous time for selling stocks, extreme economic slumps can create opportunities for purchase. Indeed, many of our portfolio managers, who follow the value-conscious investing approach of our founder, are looking at recent market conditions as an opportunity to buy companies whose shares we believe have been unjustifiably beaten down by indiscriminate selling, but that we have identified as having strong prospects over time. While investors may be facing a sustained market downturn, we continue to believe that patience, along with staying invested in the market, are important considerations for long-term investors.

A second principle is to stay diversified across different types of investments. The global scope of the current market weakness poses challenges for this basic investment axiom. But the turbulence makes now a good time to reassess your portfolio and make sure that your investments continue to meet your needs. We believe you should work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

As the investment markets sort through the continuing crisis in the financial industry, we are staying focused on the fundamentals and risk management. With more than 80 years of experience behind us, we have learned how to navigate turbulent markets. At Pioneer Investments, risk management has always been a critical part of our culture -- not just during periods of extraordinary volatility. Our investment process is based on fundamental research, quantitative analysis and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we see potential chances for making money in many corners of the market, it takes


2    Pioneer Emerging Markets Fund | Semiannual Report | 5/31/09
research and experience to separate solid investment opportunities from speculation.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. Thank you for investing with Pioneer.

Sincerely,


/s/ Daniel K. Kingsbury


Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA Inc.



Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                Pioneer Emerging Markets Fund | Semiannual Report | 5/31/09    3

Portfolio Management Discussion | 5/31/09

The Pioneer Emerging Markets Fund outperformed both its benchmark and its peer group during the six-month period ended May 31, 2009. The Class A shares of the Fund produced a total return of 49.78% at net asset value for the period, outpacing the 48.86% return of the Morgan Stanley Capital International (MSCI) Emerging Markets Index and the 45.41% average return of the 371 funds in the Fund's Lipper peer group, Emerging Markets Funds.

In the following interview, Christopher Smart, Pioneer Emerging Markets Fund's Portfolio Manager, discusses the factors that influenced performance during the six months ended May 31, 2009.

Q How did emerging markets stocks perform during the Fund's six-month reporting period ended May 31, 2009?

A After generating an exceptionally poor performance in 2008, emerging markets stocks staged a dramatic rebound during the past six months. All of the gain occurred in the final three months of the period, from March 1 through May 31, 2009, during which massive stimulus efforts by the world's governments and central banks contributed to a surge in investors' risk appetites. The interval from March 1 through May 31 brought a gain of 56.1% for the MSCI Emerging Markets Index, led by Russia (up 93.7%), Hungary (up 83.9%) and India (up 83.6%).

   The emerging markets continued to outperform the developed markets, with the MSCI Emerging Markets Index outpacing the 10.72% return of the MSCI World Index by more than 38 percentage points during the six months ended May 31, 2009. As a result, the already substantial performance gap that has developed between the emerging markets and their developed- market peers in recent years widened considerably. (During the five years ended May 31, 2009, the MSCI Emerging Markets Index has produced an average annual return of 15.35%, well above the 1.09% return of the MSCI World Index. For the ten-year period ended May 31, 2009, the two indices have returned 10.34% and 0.13%, respectively.)

Q  What do you see as the reasons for the emerging markets' outperformance?

A We believe the vast long-term outperformance of the emerging markets reflects the important fundamental improvements that have taken place in the asset class during the past decade. The emerging markets have stronger growth drivers in terms of both investment and domestic consumer spending, along with lower levels of debt for both individuals and corporations. The healthier condition of emerging market economies has meant that their


4    Pioneer Emerging Markets Fund | Semiannual Report | 5/31/09
   banks and financial systems have weathered the global crisis with only limited damage: at the same time, as large banks have been failing in larger markets such as the United States and the United Kingdom, that has not been the case in countries such as Brazil and China. Additionally, the better fiscal health of emerging market nations has provided governments with greater flexibility to fight the effects of slower economic growth, via both interest rate cuts and increased spending.

   It is true that liquidity -- or the flow of investment funds into the emerging markets investment universe -- has played a part in the recent rally. However, we believe the emerging markets' compelling fundamentals are the key reason why the asset class has attracted such substantial inflows in recent months.

Q What were the key factors helping the Fund's performance over the six months ended May 31, 2009?

A We believe an important element of the Fund's outperformance was the fact that we stuck to our investment strategy throughout the down market of 2008. Our approach incorporates both top-down analysis, where we look for markets that can perform well because of their superior growth, as well as bottom-up research that seeks to determine which companies can generate the best performance within those markets. That has led us to focus on investing the Fund's assets in stocks with healthier balance sheets and exposure to strong domestic consumption and investment -- a positive for performance at a time of heightened market volatility. At the same time, we avoided investing the Fund in markets and companies that are more dependent on global consumer demand, exports or the performance of the broader financial markets.

   An example of the process at work was our positioning of the Fund in China. Although the country's growth has slowed from the incredible pace of a few years ago, it is still one of the fastest-growing markets in the world due to its strong domestic growth drivers and its limited exposure to the global banking crisis. Further, the Chinese government reacted early and aggressively to the financial crisis with a massive stimulus program. In this environment, the Fund's focus on stocks levered to domestic growth paid off: while the broader Chinese market rose 46% during the six months ended May 31, 2009, the Fund's holdings in China gained 59%. Among the Fund's notable outperformers in China was ZTE, a telecommunications hardware company that manufactures handsets, cell towers, and switches for the wireless industry. The company's shares doubled during the six-month period, behind the government's investment program and the growing demand for wireless service in China. We also added value to the Fund through positions in Chinese industrial stocks such as China Shipping


                Pioneer Emerging Markets Fund | Semiannual Report | 5/31/09    5

   Development, an oil and coal shipping company whose shares gained 86% on the prospects of rising industrial activity.

   Indonesia was another source of outperformance for the Fund. The Indonesian government, by virtue of its improved fiscal balance, has been in a position to cut interest rates and increase its spending on infrastructure. This provided a boost to domestic demand, which helped the performance of the Fund's position in Astra International, a manufacturer of cars and motorcycles, which saw its shares gain 138% on the expectation of rising consumer demand. The stability of Indonesia's economy also was a positive for banking stocks, thus helping the performance of the Fund's investment in Bank Rakyat Indonesia.

   Also adding value to the Fund during the period was an underweight position in Mexico, where the economy is tied to industrial activity in the United States, through both remittances (the money sent home by Mexicans working in America) and outsourced U.S. industrial production. Both factors, which were compounded by the collapse in tourism following the outbreak of swine flu, contributed to the Mexican market's underperformance.

Q What elements of your positioning hurt the Fund's performance during the six months ended May 31, 2009?

A Our caution with regard to export-dependent countries led us to underweight the Fund in South Korea, where the large electronics and capital goods sector means the country's economic growth is heavily dependent on global demand. While we expected this to hamper South Korea's economy, the stock market in fact held up relatively well during the period, due to the stimulus provided by the country's government and central bank. As a result, South Korea was up by 51% during the six months ended May 31, 2009, a return that was slightly ahead of the MSCI Emerging Markets benchmark.

   Similarly, the Fund was hurt by being underweight in India early in the period. Although we began to add to the Fund's weighting in India as 2009 progressed, we did not implement the shift quickly enough. The result was that while the Indian stocks in the benchmark gained 76%, the Fund's holdings in the country lagged, with a return of 51%. We continue to like the prospects for investment returns in India due to the combination of attractive valuations, powerful domestic growth trends, and a new government that is likely to favor privatization and structural economic reforms.

   In terms of individual detractors, stocks that hurt the Fund's relative performance were largely those that generated large dividends but offered more subdued growth prospects. At a time of elevated investor risk appetites, the laggards, generally, were more defensive stocks, such as Philippine Long


6    Pioneer Emerging Markets Fund | Semiannual Report | 5/31/09

   Distance Telephone Company and the Indian consumer products company, Hindustan Unilever.

Q  Do you have any closing thoughts for investors?

A We continue to believe that the emerging markets are a source of excellent long-term investment opportunities. It is true that the asset class has gained 50% in just a few months, but it is also important to remember that it is still down by approximately 40% from its previous highs. While the recovery is unlikely to continue in a straight line, we believe emerging markets contain some of the most attractive stocks in the global markets due to the combination of stronger fundamentals, better economic management and healthier banking systems. Despite the positive factors, emerging markets continue to trade at a valuation discount to their developed-market peers. As of the close of the period on May 31, 2009, the price-to-earnings (P/E) ratio of the MSCI Emerging Markets Index stood at 13.7 times trailing earnings, compared with 15.5 for the MSCI World Index.

   We believe the positive factors, taken together, should continue to provide a firm underpinning for emerging market equities, even if the global economy remains sluggish in the months ahead. In this environment, we believe our synthesis of top-down country analysis combined with bottom-up company research will help us to identify the most compelling investment opportunities in the asset class.


Please refer to the Schedule of Investments on pages 17-25 for a full listing of Fund securities.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of the Fund management as of the date of this report. These statements should not be relied upon for any other purposes.


                Pioneer Emerging Markets Fund | Semiannual Report | 5/31/09    7

Portfolio Summary | 5/31/09

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Financials                              20.3%
Materials                               15.5%
Energy                                  15.4%
Telecommunication Services              11.5%
Information Technology                  10.2%
Consumer Discretionary                   9.6%
Industrials                              8.9%
Consumer Staples                         6.8%
Health Care                              1.8%



Geographical Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

People's Republic of China              17.4%
Brazil                                  16.5%
Taiwan                                  10.9%
South Africa                            10.3%
India                                    8.8%
South Korea                              7.4%
Russia                                   6.8%
Israel                                   3.7%
Hong Kong                                3.0%
Indonesia                                3.0%
Turkey                                   2.9%
Mexico                                   1.9%
Peru                                     1.5%
Argentina                                1.0%
Canada                                   1.0%
United States                            1.0%
Philippines                              1.0%
Singapore                                1.0%
Malaysia                                 0.9%



10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*
--------------------------------------------------------------------------------
    1.    Petrobras Brasileiro SA (A.D.R.)                        4.17%
--------------------------------------------------------------------------------
    2.    Vale SA (A.D.R.)                                        2.92
--------------------------------------------------------------------------------
    3.    China Mobile (Hong Kong), Ltd. (A.D.R.)                 2.81
--------------------------------------------------------------------------------
    4.    Gazprom (A.D.R.)                                        2.52
--------------------------------------------------------------------------------
    5.    Samsung Electronics Co., Ltd.                           2.31
--------------------------------------------------------------------------------
    6.    Taiwan Semiconductor Manufacturing Co. (A.D.R.)         1.95
--------------------------------------------------------------------------------
    7.    America Movil (A.D.R.)                                  1.87
--------------------------------------------------------------------------------
    8.    Teva Pharmaceutical Industries, Ltd.                    1.82
--------------------------------------------------------------------------------
    9.    Reliance Industries, Ltd. (G.D.R.) (144A)               1.78
--------------------------------------------------------------------------------
   10.    Chinatrust Financial Holding Co., Ltd.                  1.71
--------------------------------------------------------------------------------

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


8    Pioneer Emerging Markets Fund | Semiannual Report | 5/31/09

Prices and Distributions | 5/31/09

Net Asset Value per Share
--------------------------------------------------------------------------------

      Class                  5/31/09                     11/30/08
       A                     $ 21.01                     $ 14.20
--------------------------------------------------------------------------------
       B                     $ 18.48                     $ 12.39
--------------------------------------------------------------------------------
       C                     $ 18.46                     $ 12.38
--------------------------------------------------------------------------------
       R                     $ 20.35                     $ 13.80
--------------------------------------------------------------------------------
       Y                     $ 22.56                     $ 15.35
--------------------------------------------------------------------------------

Distributions per Share: 12/1/08-5/31/09
--------------------------------------------------------------------------------

                          Net
                       Investment              Short-Term            Long-Term
   Class                Income               Capital Gains         Capital Gains
--------------------------------------------------------------------------------
      A                 $ 0.1871                 $ --                   $ --
--------------------------------------------------------------------------------
      B                 $     --                 $ --                   $ --
--------------------------------------------------------------------------------
      C                 $     --                 $ --                   $ --
--------------------------------------------------------------------------------
      R                 $ 0.2146                 $ --                   $ --
--------------------------------------------------------------------------------
      Y                 $ 0.3548                 $ --                   $ --
--------------------------------------------------------------------------------




                Pioneer Emerging Markets Fund | Semiannual Report | 5/31/09    9

Performance Update | 5/31/09                           Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Index.


                    Average Annual Total Returns
                        (As of May 31, 2009)
--------------------------------------------------------------------------------
                                      Net Asset     Public Offering
Period                                Value (NAV)   Price (POP)
--------------------------------------------------------------------------------
 10 Years                                  9.87%           9.23%
 5 Years                                  13.29           11.94
 1 Year                                  -42.34          -45.65
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated April 1, 2009)
--------------------------------------------------------------------------------
                                          Gross           Net
--------------------------------------------------------------------------------
                                           1.86%           1.86%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]


Value of $10,000 Investment

                   Pioneer                 MSCI
                  Emerging                Emerging
                 Markets Fund           Markets Index
                 -----------            ------------
5/99                 9,425                  10,000
                    13,123                  11,775
5/01                 9,265                   9,231
                    10,009                   9,903
5/03                 9,680                   9,269
                    12,954                  13,107
5/05                16,570                  17,056
                    24,567                  24,031
5/07                35,233                  33,304
                    41,926                  40,631
5/09                24,174                  26,762


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The MSCI Emerging Markets Index measures the performance of emerging market stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. You cannot invest directly in an Index.


10    Pioneer Emerging Markets Fund | Semiannual Report | 5/31/09

Performance Update | 5/31/09                           Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in , compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Index.


                   Average Annual Total Returns
                       (As of May 31, 2009)
--------------------------------------------------------------------------------
                                        If             If
Period                                  Held           Redeemed
--------------------------------------------------------------------------------
 10 Years                                    8.99%         8.99%
 5 Years                                    12.33         12.33
 1 Year                                    -42.84        -45.06
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated April 1, 2009)
--------------------------------------------------------------------------------
                                           Gross           Net
--------------------------------------------------------------------------------
                                             2.75%         2.75%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]


Value of $10,000 Investment

                   Pioneer                 MSCI
                  Emerging                Emerging
                 Markets Fund           Markets Index
                 -----------            ------------
5/99                10,000                  10,000
                    13,804                  11,775
5/01                 9,657                   9,231
                    10,362                   9,903
5/03                 9,943                   9,269
                    13,222                  13,107
5/05                16,778                  17,056
                    24,655                  24,031
5/07                35,065                  33,304
                    41,374                  40,631
5/09                23,648                  26,762


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The MSCI Emerging Markets Index measures the performance of emerging market stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. You cannot invest directly in an Index.


               Pioneer Emerging Markets Fund | Semiannual Report | 5/31/09    11

Performance Update | 5/31/09                           Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in , compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Index.


                   Average Annual Total Returns
                       (As of May 31, 2009)
--------------------------------------------------------------------------------
                                        If             If
Period                                  Held           Redeemed
--------------------------------------------------------------------------------
 10 Years                                    9.06%         9.06%
 5 Years                                    12.45         12.45
 1 Year                                    -42.83        -42.83
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated April 1, 2009)
--------------------------------------------------------------------------------
                                           Gross           Net
--------------------------------------------------------------------------------
                                             2.65%         2.65%
--------------------------------------------------------------------------------


[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]


Value of $10,000 Investment

                   Pioneer                 MSCI
                  Emerging                Emerging
                 Markets Fund           Markets Index
                 -----------            ------------
5/99                10,000                 10,000
                    13,772                 11,775
5/01                 9,664                  9,231
                    10,374                  9,903
5/03                 9,971                  9,269
                    13,244                 13,107
5/05                16,833                 17,056
                    24,783                 24,031
5/07                35,274                 33,304
                    41,656                 40,631
5/09                23,813                 26,762


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The MSCI Emerging Markets Index measures the performance of emerging market stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. You cannot invest directly in an Index.


12    Pioneer Emerging Markets Fund | Semiannual Report | 5/31/09

Performance Update | 5/31/09                           Class R Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in , compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Index.


                   Average Annual Total Returns
                       (As of May 31, 2009)
--------------------------------------------------------------------------------
                                        If             If
Period                                  Held           Redeemed
--------------------------------------------------------------------------------
 10 Years                                    9.53%         9.53%
 5 Years                                    12.93         12.93
 1 Year                                    -42.44        -42.44
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated April 1, 2009)
--------------------------------------------------------------------------------
                                           Gross           Net
--------------------------------------------------------------------------------
                                             2.13%         2.13%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]


Value of $10,000 Investment

                   Pioneer                 MSCI
                  Emerging                Emerging
                 Markets Fund           Markets Index
                 -----------            ------------
5/99                10,000                 10,000
                    13,848                 11,775
5/01                 9,727                  9,231
                    10,455                  9,903
5/03                10,069                  9,269
                    13,526                 13,107
5/05                17,201                 17,056
                    25,423                 24,031
5/07                36,382                 33,304
                    43,165                 40,631
5/09                24,848                 26,762


Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares shown for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of the Fund's Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected. The performance of Class R shares does not reflect the 1% CDSC that was in effect prior to July 1, 2004. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The MSCI Emerging Markets Index measures the performance of emerging market stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. You cannot invest directly in an Index.


               Pioneer Emerging Markets Fund | Semiannual Report | 5/31/09    13

Performance Update | 5/31/09                           Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in , compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Index.


                   Average Annual Total Returns
                       (As of May 31, 2009)
--------------------------------------------------------------------------------
                                        If             If
Period                                  Held           Redeemed
--------------------------------------------------------------------------------
 10 Years                                   10.67%         10.67%
 5 Years                                    13.95          13.95
 1 Year                                    -42.03         -42.03
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated April 1, 2009)
--------------------------------------------------------------------------------
                                           Gross           Net
--------------------------------------------------------------------------------
                                             1.38%          1.38%
--------------------------------------------------------------------------------


[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]


Value of $10,000 Investment

                   Pioneer                 MSCI
                  Emerging                Emerging
                 Markets Fund           Markets Index
                 -----------            ------------
5/99                10,000                  10,000
                    14,005                  11,775
5/01                 9,946                   9,231
                    10,863                   9,903
5/03                10,618                   9,269
                    14,346                  13,107
5/05                18,486                  17,056
                    27,582                  24,031
5/07                39,768                  33,304
                    47,536                  40,631
5/09                27,559                  26,762

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends, and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The MSCI Emerging Markets Index measures the performance of emerging market stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. You cannot invest directly in an Index.


14    Pioneer Emerging Markets Fund | Semiannual Report | 5/31/09

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses


The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Emerging Markets Fund

Based on actual returns from December 1, 2008 through May 31, 2009.


-------------------------------------------------------------------------------------------------------------
 Share Class                        A                B                C                R                Y
-------------------------------------------------------------------------------------------------------------
 Beginning Account Value       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
 on 12/1/08
-------------------------------------------------------------------------------------------------------------
 Ending Account Value          $ 1,497.80       $ 1,491.50       $ 1,491.10       $ 1,496.10       $ 1,501.70
 on 5/31/09
-------------------------------------------------------------------------------------------------------------
 Expenses Paid                 $    12.14       $    17.70       $    17.70       $    13.44       $     8.73
 During Period*
-------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.95%, 2.85%, 2.85%, 2.16%, and 1.40% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).


               Pioneer Emerging Markets Fund | Semiannual Report | 5/31/09    15

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Emerging Markets Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from December 1, 2008 through May 31, 2009.


-------------------------------------------------------------------------------------------------------------
 Share Class                        A                B                C                R                Y
-------------------------------------------------------------------------------------------------------------
 Beginning Account Value       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
 on 12/1/08
-------------------------------------------------------------------------------------------------------------
 Ending Account Value          $ 1,015.21       $ 1,010.72       $ 1,010.72       $ 1,014.16       $ 1,017.95
 on 5/31/09
-------------------------------------------------------------------------------------------------------------
 Expenses Paid                 $     9.80       $    14.29       $    14.29       $    10.85       $     7.04
 During Period*
-------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.95%, 2.85%, 2.85%, 2.16%, and 1.40% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).


16    Pioneer Emerging Markets Fund | Semiannual Report | 5/31/09

Schedule of Investments | 5/31/09 (unaudited)


--------------------------------------------------------------------------------
 Shares                                                             Value
--------------------------------------------------------------------------------
               PREFERRED STOCKS -- 1.0%
               MEDIA -- 1.0%
               Cable & Satellite -- 1.0%
  504,326      Net Servicos de Comunicacao SA*                    $  4,966,972
                                                                  ------------
               Total Media                                        $  4,966,972
--------------------------------------------------------------------------------
               TOTAL PREFERRED STOCKS
               (Cost $5,744,232)                                  $  4,966,972
--------------------------------------------------------------------------------
               COMMON STOCKS -- 96.3%
               ENERGY -- 15.3%
               Coal & Consumable Fuels -- 1.1%
4,076,900      Yanzhou Coal Mining Co., Ltd.*                     $  5,143,668
--------------------------------------------------------------------------------
               Integrated Oil & Gas -- 9.9%
5,800,400      China Petroleum & Chemical Corp.                   $  4,650,506
  526,500      Gazprom (A.D.R.)*                                    12,240,178
  124,150      Lukoil Holdings, Ltd. (A.D.R.)*                       6,548,913
  579,700      Petrobras Brasileiro SA (A.D.R.)*(b)                 20,272,109
  126,200      Sasol Ltd. (A.D.R.) (b)                               4,769,098
                                                                  ------------
                                                                  $ 48,480,804
--------------------------------------------------------------------------------
               Oil & Gas Equipment & Services -- 1.0%
  166,900      Tenaris SA (A.D.R.) (b)                            $  5,102,133
--------------------------------------------------------------------------------
               Oil & Gas Exploration & Production -- 1.5%
5,696,700      Cnooc, Ltd.                                        $  7,533,320
--------------------------------------------------------------------------------
               Oil & Gas Refining & Marketing -- 1.8%
   88,900      Reliance Industries, Ltd. (G.D.R.) (144A)*         $  8,638,900
                                                                  ------------
               Total Energy                                       $ 74,898,825
--------------------------------------------------------------------------------
               MATERIALS -- 15.4%
               Construction Materials -- 1.9%
1,141,913      Pretoria Portland Cement Co.                       $  4,401,691
7,752,300      PT Indocement Tunggal Prakarsa Tbk                    5,021,653
                                                                  ------------
                                                                  $  9,423,344
--------------------------------------------------------------------------------
               Diversified Metals & Mining -- 3.9%
   92,700      Freeport-McMoRan Copper & Gold, Inc. (Class B)     $  5,045,661
  874,092      Vale SA (A.D.R.) (b)                                 14,186,513
                                                                  ------------
                                                                  $ 19,232,174
--------------------------------------------------------------------------------
               Fertilizers & Agricultural Chemicals -- 1.0%
  434,200      Israel Chemicals, Ltd.                             $  4,821,416
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

               Pioneer Emerging Markets Fund | Semiannual Report | 5/31/09    17

--------------------------------------------------------------------------------
 Shares                                                             Value
--------------------------------------------------------------------------------
               Gold -- 5.0%
  116,000      Anglogold Ashanti Ltd. (A.D.R.) (b)                $  4,910,280
  347,200      Gold Fields, Ltd.*                                    4,745,333
  397,400      Harmony Gold Mining Co., Ltd.*                        4,807,271
  451,712      IAMGOLD Corp.                                         5,090,794
5,244,675      Zijin Mining Group Co., Ltd.*                         4,731,128
                                                                  ------------
                                                                  $ 24,284,806
--------------------------------------------------------------------------------
               Precious Metals & Minerals -- 2.6%
  249,300      Compania de Minas Buenaventura SAA*                $  7,062,669
  229,800      Impala Platinum Holdings, Ltd.                        5,570,147
                                                                  ------------
                                                                  $ 12,632,816
--------------------------------------------------------------------------------
               Steel -- 1.0%
  205,200      Kumba Iron Ore, Ltd.                               $  5,020,100
                                                                  ------------
               Total Materials                                    $ 75,414,656
--------------------------------------------------------------------------------
               CAPITAL GOODS -- 7.8%
               Aerospace & Defense -- 0.8%
   69,200      Elbit Systems, Ltd.                                $  4,205,824
--------------------------------------------------------------------------------
               Construction & Engineering -- 5.0%
3,488,200      China Communications Construction Co., Ltd.*       $  4,847,111
5,663,400      China Railway Group, Ltd.*(b)                         4,635,756
3,379,800      China Railways Construction Corp.*                    4,861,809
   95,000      Hyundai Engineering & Construction Co., Ltd.*         4,887,673
  823,200      Murray & Roberts Holdings, Ltd.                       5,148,181
                                                                  ------------
                                                                  $ 24,380,530
--------------------------------------------------------------------------------
               Heavy Electrical Equipment -- 1.0%
  107,312      Bharat Heavy Electricals, Ltd.                     $  4,963,125
--------------------------------------------------------------------------------
               Industrial Conglomerates -- 1.0%
  941,000      Keppel Corp.                                       $  4,721,724
                                                                  ------------
               Total Capital Goods                                $ 38,271,203
--------------------------------------------------------------------------------
               TRANSPORTATION -- 1.0%
               Marine -- 1.0%
3,481,200      China Shipping Development Co., Ltd. (b)           $  5,175,420
                                                                  ------------
               Total Transportation                               $  5,175,420
--------------------------------------------------------------------------------
               AUTOMOBILES & COMPONENTS -- 1.9%
               Automobile Manufacturers -- 1.0%
2,393,300      PT Astra International Tbk                         $  4,855,301
--------------------------------------------------------------------------------
               Motorcycle Manufacturers -- 0.9%
  163,300      Hero Honda Motors, Ltd.*                           $  4,648,690
                                                                  ------------
               Total Automobiles & Components                     $  9,503,991
--------------------------------------------------------------------------------
               CONSUMER DURABLES & APPAREL -- 3.0%
               Apparel, Accessories & Luxury Goods -- 1.0%
4,532,200      Anta Sports Products, Ltd.                         $  4,931,299
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18    Pioneer Emerging Markets Fund | Semiannual Report | 5/31/09

--------------------------------------------------------------------------------
 Shares                                                              Value
--------------------------------------------------------------------------------
               Homebuilding -- 1.0%
  638,460      Cyrela Brazil Realty SA                             $  4,811,143
--------------------------------------------------------------------------------
               Household Appliances -- 1.0%
  216,070      Woongjin Coway Co., Ltd.*                           $  4,904,191
                                                                   ------------
               Total Consumer Durables & Apparel                   $ 14,646,633
--------------------------------------------------------------------------------
               MEDIA -- 0.6%
               Advertising -- 0.6%
  350,500      Focus Media Holding, Ltd.*(b)                       $  3,014,300
                                                                   ------------
               Total Media                                         $  3,014,300
--------------------------------------------------------------------------------
               RETAILING -- 2.9%
               Department Stores -- 2.9%
  435,600      Lojas Renner SA*                                    $  4,620,117
6,862,300      New World Department Store China, Ltd.                 5,053,292
2,986,300      Parkson Retail Group, Ltd.                             4,663,238
                                                                   ------------
                                                                   $ 14,336,647
                                                                   ------------
               Total Retailing                                     $ 14,336,647
--------------------------------------------------------------------------------
               FOOD & DRUG RETAILING -- 1.9%
               Food Retail -- 0.9%
  290,800      X-5 Retail Group NV (G.D.R.)*(b)                    $  4,676,204
--------------------------------------------------------------------------------
               Hypermarkets & Supercenters -- 1.0%
  128,400      Brasil Distr Pao Acu (A.D.R.) (b)                   $  4,807,296
                                                                   ------------
               Total Food & Drug Retailing                         $  9,483,500
--------------------------------------------------------------------------------
               FOOD, BEVERAGE & TOBACCO -- 1.0%
               Packaged Foods & Meats -- 1.0%
   89,200      Wimm-Bill-Dann*(b)                                  $  4,804,312
                                                                   ------------
               Total Food, Beverage & Tobacco                      $  4,804,312
--------------------------------------------------------------------------------
               HOUSEHOLD & PERSONAL PRODUCTS -- 3.8%
               Household Products -- 1.9%
  967,800      Hindustan Unilever, Ltd.*                           $  4,752,531
   31,600      LG Household & Health Care, Ltd.*                      4,863,621
                                                                   ------------
                                                                   $  9,616,152
--------------------------------------------------------------------------------
               Personal Products -- 1.9%
   10,002      Amorepacific Corp.*                                 $  4,948,214
  328,400      Natura Cosmeticos SA                                   4,206,280
                                                                   ------------
                                                                   $  9,154,494
                                                                   ------------
               Total Household & Personal Products                 $ 18,770,646
--------------------------------------------------------------------------------
               PHARMACEUTICALS & BIOTECHNOLOGY -- 1.8%
               Pharmaceuticals -- 1.8%
  190,700      Teva Pharmaceutical Industries, Ltd.                $  8,840,853
                                                                   ------------
               Total Pharmaceuticals & Biotechnology               $  8,840,853
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

               Pioneer Emerging Markets Fund | Semiannual Report | 5/31/09    19

--------------------------------------------------------------------------------
 Shares                                                              Value
--------------------------------------------------------------------------------
                BANKS -- 12.3%
                Diversified Banks -- 11.3%
   346,112      Banco Bradesco SA (b)                              $  5,285,130
   456,800      Banco do Brasil SA                                    4,907,263
   286,578      Banco Itau SA (b)                                     4,599,577
 7,606,600      Bank Rakyat Indonesia*                                4,641,754
 1,785,000      Bumiputra-Commerce Holdings Berhad                    4,388,233
11,017,200      China Construction Bank Corp. (b)                     7,191,433
12,558,382      Chinatrust Financial Holding Co., Ltd.                8,305,943
   305,700      ICICI Bank, Ltd.*                                     4,830,704
10,754,900      Industrial & Commercial Bank of China, Ltd.*          6,798,370
 1,883,000      Turkiye Garanti Bankasi AS*                           4,730,619
                                                                   ------------
                                                                   $ 55,679,026
--------------------------------------------------------------------------------
                Thrifts & Mortgage Finance -- 1.0%
   108,400      Housing Development Finance Corp., Ltd.*           $  5,046,812
                                                                   ------------
                Total Banks                                        $ 60,725,838
--------------------------------------------------------------------------------
                DIVERSIFIED FINANCIALS -- 1.9%
                Diversified Financial Services -- 0.8%
 1,234,200      African Bank Investments, Ltd.                     $  4,047,377
--------------------------------------------------------------------------------
                Multi-Sector Holding -- 1.1%
 1,661,000      Haci Omer Sabanci Holding AS                       $  5,084,467
                                                                   ------------
                Total Diversified Financials                       $  9,131,844
--------------------------------------------------------------------------------
                INSURANCE -- 4.2%
                Life & Health Insurance -- 3.2%
   512,698      Cathay Financial Holding Co., Ltd. (G.D.R.)*       $  8,131,390
   134,000      China Life Insurance Co. (A.D.R.) (b)                 7,428,960
                                                                   ------------
                                                                   $ 15,560,350
--------------------------------------------------------------------------------
                Property & Casualty Insurance -- 1.0%
    33,800      Samsung Fire & Marine Insurance Co., Ltd.*         $  4,938,592
                                                                   ------------
                Total Insurance                                    $ 20,498,942
--------------------------------------------------------------------------------
                SOFTWARE & SERVICES -- 2.0%
                Data Processing & Outsourced Services -- 1.0%
   345,100      Redecard SA*                                       $  4,950,044
--------------------------------------------------------------------------------
                IT Consulting & Other Services -- 1.0%
   135,900      Infosys Technologies, Ltd. (A.D.R.)*(b)            $  4,699,422
                                                                   ------------
                Total Software & Services                          $  9,649,466
--------------------------------------------------------------------------------
                TECHNOLOGY HARDWARE & EQUIPMENT -- 3.0%
                Communications Equipment -- 1.0%
 1,471,340      ZTE Corp.*(b)                                      $  4,935,083
--------------------------------------------------------------------------------
                Computer Hardware -- 0.9%
 5,035,800      Compal Electronics, Inc.*                          $  4,270,230
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

20    Pioneer Emerging Markets Fund | Semiannual Report | 5/31/09

------------------------------------------------------------------------------------
 Shares                                                                   Value
------------------------------------------------------------------------------------
                Electronic Manufacturing Services -- 1.1%
  1,427,432     Hon Hai Precision Industry Co., Ltd.                    $  5,412,489
                                                                        ------------
                Total Technology Hardware & Equipment                   $ 14,617,802
------------------------------------------------------------------------------------
                SEMICONDUCTORS -- 5.2%
                Semiconductors -- 5.2%
    375,000     MediaTek, Inc.*                                         $  4,624,919
     25,200     Samsung Electronics Co., Ltd.*                            11,206,198
    867,440     Taiwan Semiconductor Manufacturing Co. (A.D.R.) (b)        9,489,794
                                                                        ------------
                                                                        $ 25,320,911
                                                                        ------------
                Total Semiconductors                                    $ 25,320,911
------------------------------------------------------------------------------------
                TELECOMMUNICATION SERVICES -- 11.3%
                Integrated Telecommunication Services -- 1.3%
    136,900     Tele Norte Leste Participacoes SA (A.D.R.)*             $  2,425,868
  1,524,600     Turk Telekomunikasyon AS*                                  4,245,356
                                                                        ------------
                                                                        $  6,671,224
------------------------------------------------------------------------------------
                Wireless Telecommunication Services -- 10.0%
    237,600     America Movil (A.D.R.)*(b)                              $  9,107,208
    287,600     Bharti Tele-Ventures, Ltd.*                                5,020,677
    277,900     China Mobile (Hong Kong), Ltd. (A.D.R.) (b)               13,675,458
    118,900     Mobile Telesystems, Inc. (A.D.R.)*                         4,933,161
    474,400     MTN Group, Ltd.                                            6,900,545
    100,100     Philippine Long Distance Telephone Co.                     4,740,343
  2,576,000     Taiwan Mobile Co., Ltd.*                                   4,571,413
                                                                        ------------
                                                                        $ 48,948,805
                                                                        ------------
                Total Telecommunication Services                        $ 55,620,029
------------------------------------------------------------------------------------
                TOTAL COMMON STOCKS
                (Cost $423,419,592)                                     $472,725,818
------------------------------------------------------------------------------------
                EXCHANGE TRADED FUND -- 1.7%
                Financials -- 1.7%
                Diversified Financial Services -- 1.7%
    733,200     iShares MSCI Taiwan Exchange Traded Fund                $  8,263,164
------------------------------------------------------------------------------------
                TOTAL EXCHANGE TRADED FUND
                (Cost $7,491,961)                                       $  8,263,164
------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

               Pioneer Emerging Markets Fund | Semiannual Report | 5/31/09    21

-----------------------------------------------------------------------------------------
Principal
Amount                                                                          Value
-----------------------------------------------------------------------------------------
                 TEMPORARY CASH INVESTMENTS -- 13.4%
                 Repurchase Agreement -- 0.8%
$ 4,125,000      BNP Paribas, 0.19%, dated 5/31/09, repurchase price of
                 $4,125,000 plus accrued interest on 6/1/09 collateralized
                 by the following:
                   $31,080 Freddie Mac Giant, 5.5%, 8/1/35
                   $21,774 Federal Home Loan Mortgage Corp., 5.705%, 4/1/37
                   $23,234 Federal National Mortgage Association (ARM),
                     4.96%, 5/1/19
                   $4,007,372 Federal National Mortgage Association,
                     4.0 - 8.5%, 2/1/19 - 5/1/49
                   $155,973 Government National Mortgage Association,
                     5.0 - 6.5%, 7/20/37 - 5/15/39                            $ 4,125,000
-----------------------------------------------------------------------------------------
                 Securities Lending Collateral -- 12.6% (c)
                 Certificates of Deposit:
  1,502,509      Abbey National Plc, 1.27%, 8/13/09                           $ 1,502,509
  2,403,902      Bank of Scotland NY, 1.24%, 6/5/09                             2,403,902
  2,704,516      DnB NOR Bank ASA NY, 1.5%, 6/8/09                              2,704,516
  2,253,763      Royal Bank of Canada NY, 1.19%, 8/7/09                         2,253,763
  2,704,516      Svenska Bank NY, 1.48%, 7/8/09                                 2,704,516
  3,005,017      CBA, 1.35%, 7/16/09                                            3,005,017
  3,005,017      Societe Generale, 1.75%, 9/4/09                                3,005,017
  3,005,017      U.S. Bank NA, 0.76%, 8/24/09                                   3,005,017
                                                                              -----------
                                                                              $20,584,257
-----------------------------------------------------------------------------------------
                 Commercial Paper:
  3,005,017      Monumental Global Funding, Ltd., 1.28%, 8/17/09                3,005,017
  1,502,509      CME Group, Inc., 1.21%, 8/6/09                                 1,502,509
  2,950,927      American Honda Finance Corp., 1.27%, 7/14/09                   2,950,927
  3,005,017      HSBC Bank, Inc., 1.31%, 8/14/09                                3,005,017
    751,254      IBM, 0.88%, 9/25/09                                              751,254
  2,704,516      MetLife Global Funding, 1.71%, 6/12/09                         2,704,516
  2,704,516      New York Life Global, 1.37%, 9/4/09                            2,704,516
  2,554,265      Westpac Banking Corp., 0.95%, 6/1/09                           2,554,264
                                                                              -----------
                                                                              $19,178,020
-----------------------------------------------------------------------------------------
                 Tri-party Repurchase Agreements:
 10,517,561      Deutsche Bank, 0.17%, 6/1/09                                 $10,517,561
  8,601,381      Barclays Capital Markets, 0.16%, 6/1/09                        8,601,381
                                                                              -----------
                                                                              $19,118,942
-----------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

22    Pioneer Emerging Markets Fund | Semiannual Report | 5/31/09

-----------------------------------------------------------------------------------------
 Shares                                                                       Value
-----------------------------------------------------------------------------------------
                Money Market Mutual Fund:
  3,005,017     JPMorgan U.S. Government Money Market Fund                  $  3,005,017
                                                                            ------------
                Total Securities Lending Collateral                         $ 61,886,237
-----------------------------------------------------------------------------------------
                TOTAL TEMPORARY CASH INVESTMENTS
                (Cost $66,011,237)                                          $ 66,011,237
-----------------------------------------------------------------------------------------
                TOTAL INVESTMENT IN SECURITIES -- 112.4%
                (Cost $502,667,022) (a) (d)                                 $551,967,191
-----------------------------------------------------------------------------------------
                OTHER ASSETS AND LIABILITIES -- (12.4)%                     $(60,988,970)
-----------------------------------------------------------------------------------------
                TOTAL NET ASSETS -- 100.0%                                  $490,978,221
-----------------------------------------------------------------------------------------

*        Non-income producing security.

(A.D.R.) American Depositary Receipt.

(G.D.R.) Global Depositary Receipt.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At May 31, 2009, the value of these securities amounted to $8,638,900 or 1.8% of total net assets.

(a) At May 31, 2009, the net unrealized gain on investments based on cost for federal income tax purposes of $508,703,121 was as follows:



         Aggregate gross unrealized gain for all investments in which there is an
           excess of value over tax cost                                             $ 83,474,883
         Aggregate gross unrealized loss for all investments in which there is an
           excess of tax cost over value                                              (40,210,813)
                                                                                     ------------
         Net unrealized gain                                                         $ 43,264,070
                                                                                     ------------

(b)      At May 31, 2009, the following securities were out on loan:



--------------------------------------------------------------------------------
    Shares        Description                                         Value
--------------------------------------------------------------------------------
      78,000     America Movil (A.D.R.) *                            $2,989,740
      70,900     Anglogold Ashanti, Ltd. (A.D.R.)                     3,001,197
     130,000     Banco Bradesco SA                                    1,985,100
          25     Banco Itau SA                                              401
     108,500     Brasil Distr Pao Acu (A.D.R.)                        4,062,240
   4,874,000     China Construction Bank Corp.                        3,181,260
     112,300     China Life Insurance Co. (A.D.R.)                    6,225,912
      27,500     China Mobile (Hong Kong), Ltd. (A.D.R.)              1,353,275
   2,700,000     China Railway Group, Ltd. *                          2,209,950
     440,000     China Shipping Development Co., Ltd.                   654,148
     326,000     Focus Media Holding, Ltd. *                          2,803,600
      29,400     Infosys Technologies, Ltd. (A.D.R.) *                1,016,652
     281,900     Petrobras Brasileiro SA (A.D.R.) *                   9,858,043
       1,300     Sasol, Ltd. (A.D.R.)                                    49,127

The accompanying notes are an integral part of these financial statements.

               Pioneer Emerging Markets Fund | Semiannual Report | 5/31/09    23

--------------------------------------------------------------------------------
    Shares      Description                                         Value
--------------------------------------------------------------------------------
   704,900     Taiwan Semiconductor Manufacturing Co. (A.D.R.)     $ 7,711,606
    72,200     Tenaris SA (A.D.R.)                                   2,207,154
   257,400     Vale SA (A.D.R.)                                      4,177,602
    41,700     Wimm-Bill-Dann *                                      2,245,962
   215,000     X-5 Retail Group NV (G.D.R.) *                        3,457,308
   457,500     ZTE Corp. * (b)                                       1,534,501
--------------------------------------------------------------------------------
               Total                                               $60,724,778
--------------------------------------------------------------------------------

(c)      Security lending collateral is managed by Credit Suisse, New York
         Branch.


(d) Distributions of investment by country of issue, as a percentage of total investment in securities (excluding temporary cash investments), is as follows:

                People's Republic of China                   17.4%
                Brazil                                       16.5
                Taiwan                                       10.9
                South Africa                                 10.3
                India                                         8.8
                South Korea                                   7.4
                Russia                                        6.8
                Israel                                        3.7
                Hong Kong                                     3.0
                Indonesia                                     3.0
                Turkey                                        2.9
                Mexico                                        1.9
                Peru                                          1.5
                Argentina                                     1.0
                Canada                                        1.0
                United States                                 1.0
                Philippines                                   1.0
                Singapore                                     1.0
                Malaysia                                      0.9
                                                            -----
                                                            100.0%
                                                            =====

Purchases and sales of securities (excluding temporary cash investments) for the six months ended May 31, 2009 aggregated $176,522,764 and $128,441,729, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)


The accompanying notes are an integral part of these financial statements.

24    Pioneer Emerging Markets Fund | Semiannual Report | 5/31/09

The following is a summary of the inputs used as of May 31, 2009, in valuing the Fund's assets:


-------------------------------------------------------------------------------------
                                                    Investments       Other Financial
 Valuation Inputs                                   in Securities     Instruments
-------------------------------------------------------------------------------------
 Level 1 -- Quoted Prices                           $195,829,508         $     --
 Level 2 -- Other Significant Observable Inputs      356,137,683           (7,306)
 Level 3 -- Significant Unobservable Inputs                   --               --
-------------------------------------------------------------------------------------
 Total                                              $551,967,191         $ (7,306)
=====================================================================================


The accompanying notes are an integral part of these financial statements.

               Pioneer Emerging Markets Fund | Semiannual Report | 5/31/09    25

Statement of Assets and Liabilities | 5/31/09 (unaudited)


ASSETS:
  Investment in securities, at value (including securities loaned of
    $60,724,778) ($502,667,022)                                                          $551,967,191
  Cash                                                                                      1,890,276
  Foreign currencies, at value (cost $3,801,089)                                            3,833,757
  Receivables --
   Investment securities sold                                                               6,677,856
   Fund shares sold                                                                         1,544,551
   Dividends and interest                                                                   1,965,042
  Other                                                                                        76,743
-----------------------------------------------------------------------------------------------------
     Total assets                                                                        $567,955,416
-----------------------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                                                       $ 13,939,593
   Fund shares repurchased                                                                    423,124
   Forward foreign currency settlement contracts, net                                           7,306
   Upon return of securities loaned                                                        61,886,237
  Due to affiliates                                                                           187,693
  Accrued expenses                                                                            247,309
  Reserve for repatration taxes                                                               285,933
-----------------------------------------------------------------------------------------------------
     Total liabilities                                                                   $ 76,977,195
-----------------------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                                        $572,362,135
  Undistributed net investment income                                                       1,901,737
  Accumulated net realized loss on investments and foreign currency
   transactions                                                                          (132,336,300)
  Net unrealized gain on investments                                                       49,014,236
  Net unrealized gain on forward foreign currency contracts and other
   assets and liabilities denominated in foreign currencies                                    36,413
-----------------------------------------------------------------------------------------------------
     Total net assets                                                                    $490,978,221
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $313,371,476/14,918,454 shares)                                      $      21.01
  Class B (based on $20,590,208/1,114,389 shares)                                        $      18.48
  Class C (based on $47,126,083/2,552,915 shares)                                        $      18.46
  Class R (based on $51,909,588/2,551,266 shares)                                        $      20.35
  Class Y (based on $57,980,866/2,569,738 shares)                                        $      22.56
MAXIMUM OFFERING PRICE:
  Class A ($21.01 [divided by] 94.25%)                                                   $      22.29
=====================================================================================================

The accompanying notes are an integral part of these financial statements.

26    Pioneer Emerging Markets Fund | Semiannual Report | 5/31/09

Statement of Operations (unaudited)

For the Six Months Ended 5/31/09

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $426,333)                   $   5,162,395
  Interest                                                                       33,971
  Income from securities loaned, net                                            412,451
-----------------------------------------------------------------------------------------------------------
     Total investment income                                                                  $   5,608,817
-----------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                                         $   1,968,875
  Transfer agent fees and expenses
   Class A                                                                      377,619
   Class B                                                                       64,077
   Class C                                                                       85,521
   Class R                                                                        6,448
   Class Y                                                                        2,072
  Distribution fees
   Class A                                                                      265,749
   Class B                                                                       82,579
   Class C                                                                      180,949
   Class R                                                                       85,716
  Shareholder communications expense                                            236,500
  Administrative reimbursements                                                  97,051
  Custodian fees                                                                134,425
  Registration fees                                                              39,863
  Professional fees                                                              41,171
  Printing expense                                                               37,293
  Fees and expenses of nonaffiliated trustees                                     6,051
  Miscellaneous                                                                  22,989
-----------------------------------------------------------------------------------------------------------
     Total expenses                                                                           $   3,734,948
     Less management fees waived and expenses reimbursed by
       Pioneer Investment Management, Inc.                                                         (239,397)
     Less fees paid indirectly                                                                         (760)
-----------------------------------------------------------------------------------------------------------
     Net expenses                                                                             $   3,494,791
-----------------------------------------------------------------------------------------------------------
       Net investment income                                                                  $   2,114,026
-----------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized loss on:
   Investments (net of foreign capital gain tax refund of $71,962)        $ (96,847,289)
   Forward foreign currency contracts and other assets and liabilities
     denominated in foreign currencies                                         (271,537)      $ (97,118,826)
-----------------------------------------------------------------------------------------------------------
  Change in net unrealized gain (loss) on:
   Investments (net of reserve for capital gain taxes of $285,933)        $ 249,319,147
   Forward foreign currency contracts and other assets and liabilities
     denominated in foreign currencies                                           64,971       $ 249,384,118
-----------------------------------------------------------------------------------------------------------
  Net gain on investments and foreign currency transactions                                   $ 152,265,292
-----------------------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                                        $ 154,379,318
===========================================================================================================

The accompanying notes are an integral part of these financial statements.

               Pioneer Emerging Markets Fund | Semiannual Report | 5/31/09    27

Statement of Changes in Net Assets

For the Six Months Ended 5/31/09 and the Year Ended 11/30/08, respectively

---------------------------------------------------------------------------------------------------
                                                                   Six Months
                                                                   Ended
                                                                   5/31/09             Year Ended
                                                                   (unaudited)        11/30/08
---------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                              $  2,114,026       $   5,636,481
Net realized loss on investments and foreign currency
  transactions                                                      (97,118,826)        (37,083,948)
Change in net unrealized gain (loss) on investments and foreign
  currency transactions                                             249,384,118        (470,054,283)
---------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                               $154,379,318       $(501,501,750)
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.19 and $0.00 per share, respectively)               $ (2,381,182)      $          --
   Class R ($0.21 and $0.00 per share, respectively)                   (420,439)                 --
   Class Y ($0.35 and $0.00 per share, respectively)                   (869,455)                 --
Net realized gain:
   Class A ($0.00 and $0.39 per share, respectively)                         --          (4,829,147)
   Class B ($0.00 and $0.39 per share, respectively)                         --            (495,485)
   Class C ($0.00 and $0.39 per share, respectively)                         --          (1,040,307)
   Class R ($0.00 and $0.39 per share, respectively)                         --            (689,557)
   Class Y ($0.00 and $0.39 per share, respectively)                         --            (924,302)
---------------------------------------------------------------------------------------------------
     Total distributions to shareowners                            $ (3,671,076)      $  (7,978,798)
---------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                   $105,400,492       $ 323,291,675
Reinvestment of distributions                                         3,142,470           6,773,365
Cost of shares repurchased                                          (62,299,364)       (285,279,844)
---------------------------------------------------------------------------------------------------
   Net increase in net assets resulting from Fund
     share transactions                                            $ 46,243,598       $  44,785,196
---------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets                           $196,951,840       $(464,695,352)
NET ASSETS:
Beginning of period                                                 294,026,381         758,721,733
---------------------------------------------------------------------------------------------------
End of period                                                      $490,978,221       $ 294,026,381
---------------------------------------------------------------------------------------------------
Undistributed net investment income                                $  1,901,737       $   3,458,787
---------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

28    Pioneer Emerging Markets Fund | Semiannual Report | 5/31/09

-----------------------------------------------------------------------------------------------------
                                   '09 Shares        '09 Amount         '08 Shares        `08 Amount
                                  (unaudited)       (unaudited)
-----------------------------------------------------------------------------------------------------
Class A
Shares sold                         4,807,627       $78,233,762          6,702,624       $215,927,691
Reinvestment of distributions         134,622         2,050,517            292,518          4,169,663
Less shares repurchased            (2,749,095)      (42,392,181)        (7,249,512)      (205,383,498)
-----------------------------------------------------------------------------------------------------
   Net increase (decrease)          2,193,154       $37,892,098           (254,370)      $ 14,713,856
=====================================================================================================
Class B
Shares sold                           111,728       $ 1,627,775            349,741       $ 10,230,892
Reinvestment of distributions              13               189             35,331            435,022
Less shares repurchased              (314,854)       (4,231,382)          (975,259)       (25,988,862)
-----------------------------------------------------------------------------------------------------
   Net decrease                      (203,113)      $(2,603,418)          (590,187)      $(15,322,948)
=====================================================================================================
Class C
Shares sold                           330,526       $ 4,799,501            838,571       $ 24,316,377
Reinvestment of distributions              45               683             68,213            847,112
Less shares repurchased              (543,422)       (7,271,860)        (1,100,149)       (27,730,712)
-----------------------------------------------------------------------------------------------------
   Net decrease                      (212,851)      $(2,471,676)          (193,365)      $ (2,567,223)
=====================================================================================================
Class R
Shares sold                           989,761       $15,274,162          1,601,677       $ 47,454,452
Reinvestment of distributions          25,854           381,601             45,485            628,597
Less shares repurchased              (301,300)       (4,550,810)          (515,382)       (14,604,463)
-----------------------------------------------------------------------------------------------------
   Net increase                       714,315       $11,104,953          1,131,780       $ 33,478,586
=====================================================================================================
Class Y
Shares sold                           317,027       $ 5,465,292          1,015,446       $ 25,362,263
Reinvestment of distributions          43,473           709,480             45,086            692,971
Less shares repurchased              (230,046)       (3,853,131)          (345,753)       (11,572,309)
-----------------------------------------------------------------------------------------------------
   Net increase                       130,454       $ 2,321,641            714,779       $ 14,482,925
=====================================================================================================

The accompanying notes are an integral part of these financial statements.

               Pioneer Emerging Markets Fund | Semiannual Report | 5/31/09    29

Financial Highlights

----------------------------------------------------------------------------------------------------------------------------
                                                                                    Six Months
                                                                                    Ended           Year            Year
                                                                                    5/31/09         Ended           Ended
                                                                                    (unaudited)     11/30/08        11/30/07
----------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                                $  14.20        $  38.29        $  29.06
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                              $   0.10        $   0.33        $   0.05
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                                 6.90          (24.03)          13.40
----------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                $   7.00        $ (23.70)       $  13.45
Distributions to shareowners:
 Net investment income                                                              $  (0.19)       $     --        $  (0.07)
 Net realized gain                                                                        --           (0.39)          (4.15)
----------------------------------------------------------------------------------------------------------------------------
 Total distributions                                                                $  (0.19)       $  (0.39)       $  (4.22)
----------------------------------------------------------------------------------------------------------------------------
 Redemption fee                                                                     $     --        $     --        $     --
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                          $   6.81        $ (24.09)       $   9.23
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $  21.01        $  14.20        $  38.29
============================================================================================================================
Total return*                                                                          49.78%         (61.91)%         47.03%
Ratio of net expenses to average net assets+                                            1.95%**         1.86%           1.79%
Ratio of net investment income to average net assets+                                   1.34%**         0.99%           0.17%
Portfolio turnover rate                                                                   76%**           54%             45%
Net assets, end of period (in thousands)                                            $313,371        $180,675        $497,008
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                           2.11%**         1.86%           1.79%
 Net investment income                                                                  1.18%**         0.99%           0.17%
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                           1.95%**         1.86%           1.78%
 Net investment income                                                                  1.34%**         0.99%           0.18%
============================================================================================================================



----------------------------------------------------------------------------------------------------------------------------
                                                                                    Year            Year            Year
                                                                                    Ended           Ended           Ended
                                                                                    11/30/06        11/30/05        11/30/04
----------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                                $  23.64        $  17.88        $  14.47
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                              $   0.15       $    0.19        $   0.10
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                                 8.45            6.22            3.35
----------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                $   8.60        $   6.41        $   3.45
Distributions to shareowners:
 Net investment income                                                              $  (0.11)       $     --        $  (0.04)
 Net realized gain                                                                     (3.07)          (0.65)             --
----------------------------------------------------------------------------------------------------------------------------
 Total distributions                                                                $  (3.18)       $  (0.65)       $  (0.04)
----------------------------------------------------------------------------------------------------------------------------
 Redemption fee                                                                     $   0.00(a)     $   0.00(a)     $     --
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                          $   5.42        $   5.76        $   3.41
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $  29.06        $  23.64        $  17.88
============================================================================================================================
Total return*                                                                          36.84%          35.82%          23.86%
Ratio of net expenses to average net assets+                                            1.90%           2.15%           2.17%
Ratio of net investment income to average net assets+                                   0.49%           0.87%           0.61%
Portfolio turnover rate                                                                   42%             69%             69%
Net assets, end of period (in thousands)                                            $240,097        $154,442        $146,503
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                           1.90%           2.23%           2.24%
 Net investment income                                                                  0.49%           0.79%           0.54%
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                           1.89%           2.15%           2.17%
 Net investment income                                                                  0.50%           0.87%           0.61%
============================================================================================================================

(a) Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.


30  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/09

----------------------------------------------------------------------------------------------------------------------------
                                                                                    Six Months
                                                                                    Ended           Year            Year
                                                                                    5/31/09         Ended           Ended
                                                                                    (unaudited)     11/30/08        11/30/07
----------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                                $ 12.39         $ 33.84         $ 26.19
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                                       $  0.06         $  0.02         $ (0.19)
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                                6.03          (21.08)          11.99
----------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                $  6.09         $(21.06)        $ 11.80
Distributions to shareowners:
 Net investment income                                                              $    --         $    --         $    --
 Net realized gain                                                                       --           (0.39)          (4.15)
----------------------------------------------------------------------------------------------------------------------------
 Total distributions                                                                $    --         $ (0.39)        $ (4.15)
----------------------------------------------------------------------------------------------------------------------------
 Redemption fee                                                                     $    --         $    --         $    --
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                          $  6.09         $(21.45)        $  7.65
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $ 18.48         $ 12.39         $ 33.84
============================================================================================================================
Total return*                                                                         49.15%         (62.25)%         45.78%
Ratio of net expenses to average net assets+                                           2.85%**         2.75%           2.65%
Ratio of net investment income (loss) to average net assets+                           0.38%**         0.06%          (0.67)%
Portfolio turnover rate                                                                  76%**           54%             45%
Net assets, end of period (in thousands)                                            $20,590         $16,323         $64,562
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                          3.34%**         2.75%           2.65%
 Net investment income (loss)                                                         (0.11)%**        0.06%          (0.67)%
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                          2.85%**         2.74%           2.63%
 Net investment income (loss)                                                          0.38%**         0.07%          (0.65)%
============================================================================================================================



----------------------------------------------------------------------------------------------------------------------------
                                                                                    Year            Year            Year
                                                                                    Ended           Ended           Ended
                                                                                    11/30/06        11/30/05        11/30/04
----------------------------------------------------------------------------------------------------------------------------
Class B
Net asset value, beginning of period                                                $ 21.62         $ 16.52         $ 13.46
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                                       $ (0.09)        $ (0.00)(a)     $ (0.01)
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                                7.73            5.75            3.07
----------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                $  7.64         $  5.75         $  3.06
Distributions to shareowners:
 Net investment income                                                              $  0.00(a)      $    --         $    --
 Net realized gain                                                                    (3.07)          (0.65)             --
----------------------------------------------------------------------------------------------------------------------------
 Total distributions                                                                $ (3.07)        $ (0.65)        $    --
----------------------------------------------------------------------------------------------------------------------------
 Redemption fee                                                                     $  0.00(a)      $  0.00(a)      $    --
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                          $  4.57         $  5.10         $  3.06
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $ 26.19         $ 21.62         $ 16.52
============================================================================================================================
Total return*                                                                         35.72%          34.78%          22.73%
Ratio of net expenses to average net assets+                                           2.74%           2.94%           2.89%
Ratio of net investment income (loss) to average net assets+                          (0.34)%          0.04%          (0.10)%
Portfolio turnover rate                                                                  42%             69%             69%
Net assets, end of period (in thousands)                                            $48,312         $43,085         $36,352
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                          2.74%           2.96%           2.95%
 Net investment income (loss)                                                         (0.34)%          0.02%          (0.16)%
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                                          2.71%           2.94%           2.89%
 Net investment income (loss)                                                         (0.31)%          0.04%          (0.10)%
============================================================================================================================

(a) Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.


                 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/09  31

----------------------------------------------------------------------------------------------------------------------------
                                                                                    Six Months
                                                                                    Ended           Year            Year
                                                                                    5/31/09         Ended           Ended
                                                                                    (unaudited)     11/30/08        11/30/07
----------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                                $ 12.38         $ 33.78         $ 26.12
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                                       $  0.04         $  0.06         $ (0.17)
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                                6.04          (21.07)          11.98
----------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                $  6.08         $(21.01)        $ 11.81
----------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                              $    --         $    --         $    --
 Net realized gain                                                                       --           (0.39)          (4.15)
----------------------------------------------------------------------------------------------------------------------------
 Total distributions                                                                $    --         $ (0.39)        $ (4.15)
----------------------------------------------------------------------------------------------------------------------------
 Redemption fee                                                                     $    --         $    --         $    --
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                          $  6.08         $(21.40)        $  7.66
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $ 18.46         $ 12.38         $ 33.78
============================================================================================================================
Total return*                                                                         49.11%         (62.21)%         45.94%
Ratio of net expenses to average net assets+                                           2.85%**         2.65%           2.57%
Ratio of net investment income (loss) to average net assets+                           0.38%**         0.20%         (0.59)%
Portfolio turnover rate                                                                  76%**           54%             45%
Net assets, end of period (in thousands)                                            $47,126         $34,242         $99,966
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                          3.03%**         2.65%           2.57%
 Net investment income (loss)                                                          0.20%**         0.20%          (0.59)%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                          2.85%**         2.64%           2.56%
 Net investment income (loss)                                                          0.38%**         0.21%          (0.58)%
============================================================================================================================




----------------------------------------------------------------------------------------------------------------------------
                                                                                    Year            Year            Year
                                                                                    Ended           Ended           Ended
                                                                                    11/30/06        11/30/05        11/30/04
----------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                                $ 21.58         $ 16.47         $ 13.39
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                                       $ (0.06)        $  0.02         $  0.00(a)
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                                7.69            5.74            3.08
----------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                $  7.63         $  5.76         $  3.08
----------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
 Net investment income                                                              $ (0.02)        $    --         $    --
 Net realized gain                                                                    (3.07)          (0.65)             --
----------------------------------------------------------------------------------------------------------------------------
 Total distributions                                                                $ (3.09)        $ (0.65)        $    --
----------------------------------------------------------------------------------------------------------------------------
 Redemption fee                                                                     $    --         $  0.00(a)      $    --
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                          $  4.54         $  5.11         $  3.08
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $ 26.12         $ 21.58         $ 16.47
============================================================================================================================
Total return*                                                                         35.75%          34.94%          23.00%
Ratio of net expenses to average net assets+                                           2.65%           2.80%           2.78%
Ratio of net investment income (loss) to average net assets+                          (0.27)%          0.15%          (0.01)%
Portfolio turnover rate                                                                  42%             69%             69%
Net assets, end of period (in thousands)                                            $60,039         $44,468         $36,579
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                          2.65%           2.82%           2.86%
 Net investment income (loss)                                                         (0.27)%          0.13%          (0.08)%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                          2.64%           2.80%           2.78%
 Net investment income (loss)                                                         (0.26)%          0.15%          (0.01)%
============================================================================================================================

(a) Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.


32  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/09

----------------------------------------------------------------------------------------------------------------------------
                                                                                    Six Months
                                                                                    Ended           Year            Year
                                                                                    5/31/09         Ended           Ended
                                                                                    (unaudited)     11/30/08        11/30/07
----------------------------------------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                                                $ 13.80         $ 37.32         $ 28.52
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                              $  0.08         $  0.16         $  0.09
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                                6.68          (23.29)          13.00
----------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                $  6.76         $(23.13)        $ 13.09
Distributions to shareowners:
 Net investment income                                                              $ (0.21)        $    --         $ (0.14)
 Net realized gain                                                                       --           (0.39)          (4.15)
----------------------------------------------------------------------------------------------------------------------------
 Total distributions                                                                $ (0.21)        $ (0.39)        $ (4.29)
----------------------------------------------------------------------------------------------------------------------------
 Redemption fee                                                                     $    --         $    --         $    --
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                          $  6.55         $(23.52)        $  8.80
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $ 20.35         $ 13.80         $ 37.32
============================================================================================================================
Total return*                                                                         49.61%         (61.99)%         46.75%
Ratio of net expenses to average net assets+                                           2.16%**         2.13%           2.06%
Ratio of net investment income (loss) to average net assets+                           1.11%**         0.78%          (0.26)%
Portfolio turnover rate                                                                  76%**           54%             45%
Net assets, end of period (in thousands)                                            $51,910         $25,341         $26,316
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                          2.16%**         2.13%           2.06%
 Net investment income (loss)                                                          1.11%**         0.78%          (0.26)%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                          2.16%**         2.13%           2.06%
 Net investment income (loss)                                                          1.11%**         0.78%          (0.26)%
============================================================================================================================



----------------------------------------------------------------------------------------------------------------------------
                                                                                    Year            Year            Year
                                                                                    Ended           Ended           Ended
                                                                                    11/30/06        11/30/05        11/30/04
----------------------------------------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                                                $ 23.37         $ 17.72         $ 14.51
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                              $  0.10         $  0.12         $  0.11
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                                8.26            6.18            3.25
----------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                $  8.36         $  6.30         $  3.36
Distributions to shareowners:
 Net investment income                                                              $ (0.14)        $    --         $ (0.15)
 Net realized gain                                                                    (3.07)          (0.65)             --
----------------------------------------------------------------------------------------------------------------------------
 Total distributions                                                                $ (3.21)        $ (0.65)        $ (0.15)
----------------------------------------------------------------------------------------------------------------------------
 Redemption fee                                                                     $  0.00(b)      $    --         $    --
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                          $  5.15         $  6.30         $  3.21
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $ 28.52         $ 23.37         $ 17.72
============================================================================================================================
Total return*                                                                         36.30%          35.53%          23.35%
Ratio of net expenses to average net assets+                                           2.52%           2.37%           2.61%
Ratio of net investment income (loss) to average net assets+                          (0.21)%          0.53%           0.13%
Portfolio turnover rate                                                                  42%             69%             69%
Net assets, end of period (in thousands)                                            $ 1,142         $   135         $    59
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                          2.26%           2.58%           2.70%
 Net investment income (loss)                                                         (0.06)%          0.32%           0.04%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                          2.51%           2.37%           2.61%
 Net investment income (loss)                                                         (0.45)%          0.53%           0.13%
============================================================================================================================

(a) Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.


                 Pioneer Emerging Markets Fund | Semiannual Report | 5/31/09  33

----------------------------------------------------------------------------------------------------------------------------
                                                                                    Six Months
                                                                                    Ended           Year            Year
                                                                                    5/31/09         Ended           Ended
                                                                                    (unaudited)     11/30/08        11/30/07
----------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                                                $ 15.35         $ 41.10         $ 30.95
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                              $  0.16         $  0.36         $  0.25
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                                7.40          (25.72)          14.26
----------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                $  7.56         $(25.36)        $ 14.51
Distributions to shareowners:
 Net investment income                                                              $ (0.35)        $    --         $ (0.21)
 Net realized gain                                                                       --           (0.39)          (4.15)
----------------------------------------------------------------------------------------------------------------------------
 Total distributions                                                                $ (0.35)        $ (0.39)        $ (4.36)
----------------------------------------------------------------------------------------------------------------------------
 Redemption fee                                                                     $    --         $    --         $    --
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                          $  7.21         $(25.75)        $ 10.15
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $ 22.56         $ 15.35         $ 41.10
============================================================================================================================
Total return*                                                                         50.17%         (61.71)%         47.75%
Ratio of net expenses to average net assets+                                           1.40%**         1.38%           1.32%
Ratio of net investment income to average net assets+                                  1.86%**         1.45%          0.68%
Portfolio turnover rate                                                                  76%**           54%             45%
Net assets, end of period (in thousands)                                            $57,981         $37,445         $70,870
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                          1.40%**         1.38%           1.32%
 Net investment income                                                                 1.86%**         1.45%           0.68%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                          1.40%**         1.38%           1.32%
 Net investment income                                                                 1.86%**         1.45%           0.68%
============================================================================================================================



----------------------------------------------------------------------------------------------------------------------------
                                                                                    Year            Year            Year
                                                                                    Ended           Ended           Ended
                                                                                    11/30/06        11/30/05        11/30/04
----------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                                                $ 25.04         $ 18.78         $ 15.19
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                              $  0.34         $  0.16         $  0.28
 Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                                8.92            6.75            3.47
----------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                $  9.26         $  6.91         $  3.75
Distributions to shareowners:
 Net investment income                                                              $ (0.28)        $    --         $ (0.16)
 Net realized gain                                                                    (3.07)          (0.65)             --
----------------------------------------------------------------------------------------------------------------------------
 Total distributions                                                                $ (3.35)        $ (0.65)        $ (0.16)
----------------------------------------------------------------------------------------------------------------------------
 Redemption fee                                                                     $  0.00(a)      $  0.00(a)      $    --
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                          $  5.91         $  6.26         $  3.59
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $ 30.95         $ 25.04         $ 18.78
============================================================================================================================
Total return*                                                                         37.60%          36.77%          24.86%
Ratio of net expenses to average net assets+                                           1.33%           1.40%           1.30%
Ratio of net investment income to average net assets+                                  1.02%           1.66%           1.46%
Portfolio turnover rate                                                                  42%             69%             69%
Net assets, end of period (in thousands)                                            $47,573         $23,273         $54,440
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                          1.33%           1.40%           1.37%
 Net investment income                                                                 1.02%           1.66%           1.39%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                          1.33%           1.40%           1.30%
 Net investment income                                                                 1.02%           1.66%           1.46%
============================================================================================================================

(a) Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.


34  Pioneer Emerging Markets Fund | Semiannual Report | 5/31/09

Notes to Financial Statements | 5/31/09 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Emerging Markets Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is long-term growth of capital.

The Fund offers five classes of shares -- Class A, Class B, Class C, Class R, and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Share classes have exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The Fund's investments in emerging markets or countries with limited or developing markets may subject the Fund to a greater degree of risk than in a developed market. Risks associated with these developing markets include political, social or economic factors and may affect the price of the Fund's investments and income generated by these investments, as well as the Fund's ability to repatriate such amounts. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political or regulatory developments or other risks


               Pioneer Emerging Markets Fund | Semiannual Report | 5/31/09    35
affecting those industries and sectors. The Fund's prospectuses contain unaudited information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's principal risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued using the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued using the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available are valued using fair value methods pursuant to procedures adopted by the Board of Trustees ("management appraised"). At May 31, 2009, there were no securities that were management appraised.

   The Fund invests primarily in securities of non-U.S. issuers. The principal exchanges and markets for such securities have closing times prior to the close of the NYSE. However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Board of Trustees of the Fund has determined that the use of daily fair valuations as provided by a pricing service is appropriate for the Fund. The Fund may also take into consideration other significant events in determining the fair value of these securities. Thus, the Fund's securities valuations may differ from prices reported by the various local exchanges and markets. Temporary cash investments are valued at cost which approximates market value.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


36    Pioneer Emerging Markets Fund | Semiannual Report | 5/31/09

B. Foreign Currency Translation

   The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.


C. Forward Foreign Currency Contracts

   The Fund may enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 6).


D. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

   In addition to the requirements of the Internal Revenue Code, the Fund may also be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries. During the year ended November 30, 2008, the Fund paid no such taxes.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions,


               Pioneer Emerging Markets Fund | Semiannual Report | 5/31/09    37
   or as from paid-in capital, depending on the type of book/tax differences that may exist.

   At November 30, 2008, the Fund had a net capital loss carryforward of $10,298,524, which will expire in 2016 if not utilized.

   The Fund has elected to defer approximately $17,961,691 of capital losses recognized between November 1, 2008 and November 30, 2008 to its fiscal year ending November 30, 2009.

   The tax character of current year distributions paid will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended November 30, 2008 was as follows:


   -----------------------------------------------
                                              2008
   -----------------------------------------------
   Distributions paid from:
   Ordinary income                             $--
   Long-term capital gain                7,978,798
   -----------------------------------------------
   Total                                $7,978,798
   ===============================================


   The following shows the components of distributable earnings on a federal income tax basis at November 30, 2008:


   -----------------------------------------------
                                              2008
   -----------------------------------------------
   Distributable earnings:
   Undistributed ordinary income        $3,465,571
   Capital loss carryforward           (11,219,685)
   Post October loss deferred          (17,961,691)
   Unrealized depreciation            (206,376,351)
   -----------------------------------------------
   Total                             $(232,092,156)
   ===============================================

   The difference between book-basis and tax-basis unrealized depreciation is attributable to the tax deferral of losses on wash sales and the mark to market on forward currency contracts.


E. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $18,890 in underwriting commissions on the sale of Class A shares during the six months ended May 31, 2009.


F. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day.


38    Pioneer Emerging Markets Fund | Semiannual Report | 5/31/09

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution fee plan. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time except that Class A, Class B, Class C, Class R and Class Y shares can bear different transfer agent and distribution expense rates.


G. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary cash investments. Credit Suisse, New York Branch, as the Fund's security lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends and interest on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund will be required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.


H. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be at least equal to or in excess of the value of the repurchase agreement. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


               Pioneer Emerging Markets Fund | Semiannual Report | 5/31/09    39

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's Portfolio. Management fees are calculated daily at an annual rate of 1.15% of the Fund's average daily net assets.

PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.95%, 2.85%, 2.85% and 2.20% of the average daily net assets attributable to Class A, Class B, Class C and Class R shares, respectively. Class Y shares do not have an expense limitation. These expense limitations are in effect through April 1, 2012 for Class A shares and through April 1, 2010 for Class B, Class C and Class R shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $47,931 in management fees, administrative costs and certain other fees payable to PIM at May 31, 2009.


3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimbursed PIMSS for out-of-pocket expenses related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended May 31, 2009, such out of pocket expenses by class of shares were as follows:


---------------------------------------------
Shareholder Communications:
---------------------------------------------
Class A                              $141,566
Class B                                15,045
Class C                                33,136
Class R                                44,267
Class Y                                 2,486
---------------------------------------------
  Total                              $236,500
=============================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $125,720 in transfer agent fees and shareholder communications expense payable to PIMSS at May 31, 2009.


4. Distribution and Service Plans

The Fund adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B, Class C and Class R shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to


40    Pioneer Emerging Markets Fund | Semiannual Report | 5/31/09

Class A shares. Pursuant to the Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Prior to February 1, 2008, PFD was reimbursed under the Distribution Plan for distribution expenses in an amount of up to 0.25% of the average daily net assets attributable to Class A shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $14,042 in distribution fees payable to PFD at May 31, 2009.

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holdings shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class R and Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. There is no CDSCs for class R or Class Y shares. Proceeds from the CDSCs are paid to PFD. For the six months ended May 31, 2009, CDSCs in the amount of $30,227 were paid to PFD.


5. Commission Recapture and Expense Offset Arrangements

The Fund has entered into directed brokerage arrangements with brokers with whom PIM places trades on behalf of the Fund under which the brokers provide services to the Fund in addition to trade execution. These services may include payments of certain expenses on behalf of the Fund. However, for the six months ended May 31, 2009, the Fund's expenses were not reduced under these arrangements. In addition, the Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the six months ended May 31, 2009, the Fund's expenses were reduced by $760 under such arrangements.


               Pioneer Emerging Markets Fund | Semiannual Report | 5/31/09    41

6. Forward Foreign Currency Contracts

At May 31, 2009, the Fund had entered into various contracts that obligate the Fund to deliver currencies at specified future dates. At the maturity of a contract, the Fund must make or take delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Fund may close out such contracts by entering into an offsetting hedge contract. The average number of contracts open during the six months ended May 31, 2009 was 314,358,898. At May 31, 2009, the Fund had no outstanding portfolio hedges. The Fund's gross forward currency settlement contracts receivable and payable were $3,381,309 and $3,388,615 respectively, resulting in a net payable of $7,306.


7. Line of Credit

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $165 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $165 million or the limits set for borrowing by the Fund's prospectus and the 1940 Act. Interest on collective borrowings is payable as follows: if the London Interbank Offered Rate (LIBOR) on the related borrowing date is greater than or equal to the Federal Funds Rate on such date, the loan bears interest at the LIBOR rate plus 1.25% on an annualized basis, or if the LIBOR rate on the related borrowing date is less then the Federal Funds Rate on such date, the loan bears interest at the Federal Funds Rate plus 1.25% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the six months ended March 31, 2009, the Fund had no borrowings under this agreement.


8. Additional Disclosures about Derivative Instruments and Hedging Activities

Fair values of derivative instruments as of May 31, 2009:



-------------------------------------------------------------------------------------------
Derivatives not             Asset Derivatives 2009           Liabilities Derivatives 2009
accounted for as        ------------------------------     --------------------------------
hedging instruments     Balance Sheet                      Balance Sheet
under Statement 133     Location            Fair Value     Location           Fair Value
-------------------------------------------------------------------------------------------
Foreign Exchange
  Contracts             Receivables*        $156           Payables           $7,462
-------------------------------------------------------------------------------------------
 Total                                      $156                              $7,462
===========================================================================================

* Foreign Exchange Contracts are shown as a net payable on the Statement of Assets and Liabilities

42    Pioneer Emerging Markets Fund | Semiannual Report | 5/31/09

The effect of derivative instruments on the Statement of Operations for the six months ended May 31, 2009 was as follows:



-------------------------------------------------------------------------------------------
Derivatives Not                                                                 Change in
Accounted for                                               Realized Gain       Unrealized Gain
as Hedging                                                  or (Loss) on        or (Loss) on
Instruments           Location of Gain or (Loss)            Derivatives         Derivatives
Under                 On Derivatives Recognized             Recognized in       Recognized in
Statement 133         in Income                             Income              Income
-------------------------------------------------------------------------------------------
Foreign Exchange      Net realized loss on forward          $(210,105)
 Contracts            foreign currency contracts and
                      other assets and liabilities
                      denominated in foreign
                      currencies

Foreign Exchange      Change in unrealized gain (loss)                          $(14,090)
 Contracts            on forward foreign currency
                      contracts and other assets and
                      liabilities denominated in foreign
                      currencies

9. Additional Information

Effective July 27, 2009, John Pollen of Pioneer Investment Management, London, Inc. became the portfolio manager of the Pioneer Emerging Markets Fund.


               Pioneer Emerging Markets Fund | Semiannual Report | 5/31/09    43

Trustees, Officers and Service Providers

Trustees                                     Officers
John F. Cogan, Jr., Chairman                 John F. Cogan, Jr., President
David R. Bock                                Daniel K. Kingsbury, Executive
Mary K. Bush                                   Vice President
Benjamin M. Friedman                         Mark E. Bradley, Treasurer
Margaret B.W. Graham                         Dorothy E. Bourassa, Secretary
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West


Investment Adviser and Administrator
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


44    Pioneer Emerging Markets Fund | Semiannual Report | 5/31/09

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Telecommunications Device for the Deaf (TDD)                    1-800-225-1997


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                               1-800-225-4240


Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site: www.pioneerinvestments.com





This report must be accompanied by a prospectus.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Emerging Markets Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date July 29, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 29, 2009


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date July 29, 2009

* Print the name and title of each signing officer under his or her signature.